SCHEDULE OF SEGMENTED INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Sales of goods	$ 6,869,815	$ 5,368,476
Provision of services	861,348	1,192,579
Total revenue	7,731,163	6,561,055
Segment loss	23,865,146	10,683,413
Finance and other costs	1,088,965	107,225
Depreciation	337,491	565,806
Amortization	9,028	11,285
Change in fair value of derivative liability	(2,648,288)	1,842,618
Loss on write-off of notes receivable	69,646	40,020
Loss on write down of inventory	259,091	627,106
Net loss for the year	22,981,079	13,877,473
Drones [member]
IfrsStatementLineItems [Line Items]
Sales of goods	6,869,815	5,368,476
Provision of services	861,348	1,192,579
Total revenue	7,731,163	6,561,055
Segment loss	9,116,654	5,954,785
Finance and other costs	1,081,863	107,225
Depreciation	329,144	551,117
Amortization	9,028	11,285
Change in fair value of derivative liability
Loss on write-off of notes receivable
Loss on write down of inventory	259,091	627,106
Net loss for the year	10,795,780	7,251,518
Corporates [member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services
Total revenue
Segment loss	14,748,492	4,728,628
Finance and other costs	7,102
Depreciation	8,347	14,689
Amortization
Change in fair value of derivative liability	(2,648,288)	1,842,618
Loss on write-off of notes receivable	69,646	40,020
Loss on write down of inventory
Net loss for the year	$ 12,185,299	$ 6,625,955